FAIR VALUE AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
FAIR VALUE AND RISK MANAGEMENT
Schedule of measurement of financial assets and liabilities

As at December 31,	2021			2020
	Carrying Value		Fair Value	Carrying Value		Fair Value
Financial assets
Construction funds in escrow	$—		$—	$8,402		$8,402
Other assets	308	(1)	308	349	(1)	349
Cross currency interest rate swaps	62,768		62,768	28,676		28,676
Loan receivable	10,471		10,471	—		—
Accounts receivable	10,771		10,771	6,746		6,746
Prepaid expenses and other	—		—	2,627	(2)	2,627
Cash and cash equivalents	402,513		402,513	831,280		831,280
	$486,831		$486,831	$878,080		$878,080
Financial liabilities
Unsecured debentures, net	$1,891,742		$1,914,560	$1,643,175	(3)	$1,737,185
Unsecured term loans, net	533,347		533,347	534,947		534,947
Secured debt	763		763	—		—
Cross currency interest rate swaps	18,624		18,624	114,264	(4)	114,264
Accounts payable and accrued liabilities	113,244		113,244	61,197		61,197
Distributions payable	16,969		16,969	15,422		15,422
	$2,574,689		$2,597,507	$2,369,005		$2,463,015

Schedule of assets and liabilities measured or disclosed at fair value on a recurring and non-recurring basis and the level within the fair value hierarchy in which the fair value measurements fall

As at December 31, 2021	Level 1	Level 2	Level 3
ASSETS AND LIABILITIES MEASURED OR DISCLOSED AT FAIR VALUE

Assets measured at fair value
Investment properties (note 4)	$—	$—	$7,971,158
Assets held for sale (note 5)	—	—	64,612
Cross currency interest rate swaps (note 7)	—	62,768	—
Loan receivable (note 6)	—	10,471	—

Liabilities measured or disclosed at fair value
Unsecured debentures, net (note 7)	1,914,560	—	—
Unsecured term loans, net (note 7)	—	533,347	—
Secured debt (note 8)	—	763	—
Cross currency interest rate swaps (note 7)	—	18,624	—
Net (liabilities) assets measured or disclosed at fair value	$(1,914,560)	$(479,495)	$8,035,770

As at December 31, 2020	Level 1	Level 2	Level 3
ASSETS AND LIABILITIES MEASURED OR DISCLOSED AT FAIR VALUE

Assets measured at fair value
Investment properties (note 4)	$—	$—	$5,855,583
Cross currency interest rate swap (note 7)	—	28,676	—
Foreign exchange collars included in prepaid expenses and other	—	2,627	—

Liabilities measured or disclosed at fair value
Unsecured debentures, net (note 7)	1,737,185	—	—
Unsecured term loans, net (note 7)	—	534,947	—
Cross currency interest rate swaps (note 7)	—	114,264	—
Net (liabilities) assets measured or disclosed at fair value	$(1,737,185)	$(617,908)	$5,855,583

Schedule of contractual maturities of financial liabilities

	Payments due by year
As at December 31, 2021	Total	2022	2023	2024	2025	2026	Thereafter
Unsecured debentures	$1,900,000	$—	$400,000	$—	$—	$—	$1,500,000
Unsecured term loans	534,136	—	—	234,136	—	300,000	—
Cross currency interest rate swaps	18,624	—	6,551	5,056	—	—	7,017
Secured debt	763	—	763	—	—	—	—
Interest payments (1) :
Unsecured debentures, net of cross currency interest rate swap savings	209,645	39,396	39,396	29,517	29,517	29,517	42,302
Unsecured term loans, net of cross currency interest rate swap savings	18,406	3,946	3,946	3,946	3,284	3,284	—
Accounts payable and accrued liabilities	113,244	108,571	3,275	1,398	—	—	—
Distributions payable	16,969	16,969	—	—	—	—	—
	$2,811,787	$168,882	$453,931	$274,053	$32,801	$332,801	$1,549,319